Dividends and Other Reserves - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of reserves within equity [line items]
Interim dividend per share	£ 0.261	£ 0.249
Other reserves	£ 2,341	£ 2,362	£ 2,133
Capital redemption reserve	3,176	3,146
Hedging reserve	(83)	11
Exchange reserve	752	795
Cost of hedging reserve [member]
Disclosure of reserves within equity [line items]
Hedging reserve	£ 22	£ (24)